Condensed Parent Company Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Loss for the period	kr (207,047)	kr (132,872)	kr (509,537)
Other comprehensive income/(loss)	94	7,693	(18,118)
Total comprehensive income/(loss) for the period	(206,954)	(125,179)	(527,655)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Loss for the period	(105,929)	(112,814)	(354,405)
Total comprehensive income/(loss) for the period	kr (105,929)	kr (112,814)	kr (354,405)